Accounts Payable	12 Months Ended
Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Accounts Payable
23.
Accounts Payable

As at December 31, 2022 and 2021, this account consists of:

	2022	2021
		(in million pesos)
Suppliers and contractors (Note 28)	80,725	85,903
Taxes (Note 27)	4,052	1,741
Carriers and other customers (Note 28)	1,745	1,469
Related parties (Notes 25 and 28)	270	200
Others	18,395	10,405
	105,187	99,718

Accounts payable are noninterest-bearing and are normally settled within 180 days.

In 2021, two of our major suppliers entered into Trade Financing Arrangements, or TFA, to sell a portion of their Philippine Peso receivables from the Parent Company amounting to Php7,559 million and from Smart amounting to Php1,834 million. Under the terms of the TFA, the Purchaser will have exclusive ownership of the purchased receivables and all of its rights, title and interest.

In 2022, four of our major suppliers entered into new TFAs to sell a portion of their Philippine Peso receivables from the Parent Company amounting to Php7,049 million and from Smart amounting to Php10,882 million.

The balance of the amount reclassified from “Accounts Payable – Suppliers and contractors” to “Accounts Payable – Others” amounted to Php17,931 million and Php9,393 million as at December 31, 2022 and 2021, respectively. There were no changes in the payment terms.

For terms and conditions pertaining to the payables to related parties, see Note 25 – Related Party Transactions.

For detailed discussion on the PLDT Group’s liquidity risk management processes, see Note 28 – Financial Assets and Liabilities – Liquidity Risk.